Fair Value Measurements - Summary of Fair Values (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 16, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term common stock warrant liabilities	$ 60,688	$ 178,232	[1]
Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	138,295	178,232
Level 1 | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	77,607	124,545
Level 3 | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value	60,688	53,687
Public Warrant | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term common stock warrant liabilities	77,607	124,545
Public Warrant | Level 1 | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term common stock warrant liabilities	77,607	124,545
Private Warrant
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term common stock warrant liabilities	60,700	53,700		$ 43,900
Private Warrant | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term common stock warrant liabilities	60,688	53,687
Private Warrant | Level 3 | Fair Value, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term common stock warrant liabilities	$ 60,688	$ 53,687

[1]	Reclassification of common stock warrants from equity classified to liability classified.